Significant Investments in Subsidiaries	12 Months Ended
Mar. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]
48.
The Company at its Board meeting held on October 12, 2021, approved the incorporation of a wholly owned subsidiary (“TML EV Co”) to undertake its passenger electric mobility business and executed a Securities Subscription Agreement with India Markets Rio Pte Ltd, an entity affiliated with TPG Rise Climate (the climate investing strategy of TPG’s global impact investing platform TPG Rise) for an aggregate investment of Rs 75,000 million in TML EV Co over the period of 18 months, subject to fulfilment of certain condition precedent, from the date of completion of the first tranche. Accordingly, Tata Passenger Electric Mobility Limited (TPEML) was formed on December 21, 2021. The transaction involves the primary investment of Rs 75,000 million by TPG Rise Climate in TPEML in tranches; and issuance and allotment of compulsorily convertible preference shares, having face value of Rs 1,000 each, by TPEML to TPG Rise Climate in lieu of such investment. The total amount of investment of Rs 75,000 million is bifurcated into two instruments CCPS A1 and CCPS A2 of investment of Rs 50,000 millions and investment of Rs 25,000 million, respectively. The remittance of the first tranche of Rs 37,500 million (50% of each instrument) has been received on March 29, 2022.

CCPS A1 is convertible into fixed number of equity shares of TPEML and hence has been classified as equity in the financial statements of TPEML. In these consolidated financial statements, CCPS A1 has been reflected as part of non-controlling interests. CCPS A2 is convertible into variable number of equity shares of TPEML and hence has been classified as financial liability at fair value through profit and loss in the financial statements of TPEML and in these consolidated financial statements. As at March 31, 2022 the fair value of CCPS A2 is Rs 12,500 million.

CCPS
A1 is convertible into equity shares at any time after 2 years, at the option of the investor, and is convertible compulsorily and automatically at the agreed conversion date, which is linked to meeting one of the agreed conditions. CCPS A2 is convertible compulsorily and automatically into such number of equity shares determined as per a pre-determined formula at the conversion date, which is linked to meeting one of the agreed conditions.

The Shareholders
 Agreement dated, November 16, 2021, contemplates that TML shall provide certain exit options to TPG between April 1, 2027 and September 30, 2028 at discretion of TML. In case such exit has not materialized by such time, investor can opt to get an exit through an IPO of TPEML or through listed shares of TML via share swap or merger of TPEML with TML, with both valued at FMV. As one of the exit options could require the Company to issue a variable number of its equity shares under a share-swap or merger arrangement, in exchange for the shares of TPEML held by TPG Rise Climate, the Company has accounted for the optionality of swapping CCPS A1 and A2 as a derivative liability on net basis at fair value. As at March 31, 2022 the fair value of the option derivative value is zero.